Summary of Fair Value of Consideration Transferred and Amounts Recognized for Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2014	Apr. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2013
Consideration transferred
Cash, net of cash acquired			$ 1,163	$ 185	$ 111
Assets acquired and liabilities assumed
Goodwill			829	565	524
ONCASPAR
Consideration transferred
Cash, net of cash acquired			890
Fair value of consideration transferred			890
Assets acquired and liabilities assumed
Other intangible assets			794
Inventories			22
Accrued liabilities			(1)
Long-term liabilities			(123)
Total identifiable net assets			692
Goodwill			198
Total assets acquired and liabilities assumed			890
SuppreMol GmbH
Consideration transferred
Cash, net of cash acquired			228
Fair value of consideration transferred			228
Assets acquired and liabilities assumed
Other intangible assets			179			$ 179
Other assets			19
Long-term liabilities			(53)
Total identifiable net assets			145
Goodwill			83
Total assets acquired and liabilities assumed			$ 228
Chatham Therapeutics
Consideration transferred
Cash, net of cash acquired		$ 70		70
Fair value of contingent payments		77		77
Fair value of consideration transferred				147
Assets acquired and liabilities assumed
Other intangible assets				74
Total identifiable net assets				74
Goodwill		$ 73		73
Total assets acquired and liabilities assumed				147
AesRx LLC
Consideration transferred
Cash, net of cash acquired	$ 15			15
Fair value of contingent payments	65			65
Fair value of consideration transferred				80
Assets acquired and liabilities assumed
Other intangible assets				78
Total identifiable net assets				78
Goodwill	$ 2			2
Total assets acquired and liabilities assumed				$ 80
Inspiration Bio Pharmaceuticals Inc
Consideration transferred
Cash, net of cash acquired					51
Fair value of contingent payments					269
Fair value of consideration transferred					320
Assets acquired and liabilities assumed
Other intangible assets					288
Other assets					25
Total identifiable net assets					313
Goodwill					7		$ 7
Total assets acquired and liabilities assumed					$ 320